Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
U.S. Money Market and Treasury Securities held in Trust Account	$ 63,558,404	$ 290,718,297
Liabilities:
Convertible Promissory Notes—Related Parties	762,350
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities:
Fair value liabilities	27,743,750	9,343,750
Fair Value, Recurring [Member] | Level 1 [Member] | U.S. Money Market Funds Held in Trust Account [Member]
Assets:
U.S. Money Market and Treasury Securities held in Trust Account	0	290,718,297
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Convertible Promissory Notes—Related Parties	6,381,294	1,409,730
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Fair value liabilities	$ 11,470,000	$ 2,805,500